Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Debt
Outstanding notes payable consist of (all amounts in thousands):

	2013	2012
Senior Debt - Term Loan	$6,023	$8,519
Senior Debt - Real Estate Loan	1,679	1,804
Subordinated Term Loan	8,659	8,500
Promissory Note Payable	1,075	0
Total	17,436	18,823
Less: Unamortized debt discount	(542)	(695)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(1,925)	(9,734)
Notes payable, net of current portion	$14,969	$8,394

Schedule Of Carrying Value Of The Subordinated Term Loan
The carrying value of the Subordinated Term Loan is as follows (all amounts in thousands):

	2013	2012
Principal amount of loan	$8,659	$8,500
Less: unamortized debt discount	(424)	(622)
	$8,235	$7,878

Schedule Of Interest Costs Of The Subordinated Term Loan
Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2013	2012
Contractual interest coupon rate	$949	$951
Amortization of related debt discount and debt issuance costs	486	308
Total interest expense recognized	$1,435	$1,259

Schedule of Contractual Obligation, Fiscal Year Maturity
As of December 31, 2013, future minimum payments due for notes payable (excluding the related party Amended JFC Note as discussed in Note 13) for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2014	$2,116
2015	6,016
2016	8,874
2017	215
2018	215
Thereafter	0
$17,436